Long-term Debt - Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: Unamortized discount	$ (55)	$ (118)
Long-term debt, Unamortized Discount Net, Total	9,945	16,432
Less: Current portion of long-term debt	2,000
Long-term debt, net of discount	7,945	16,432
Term loans payable
Debt Instrument [Line Items]
Gross amount of debt	$ 10,000	10,000
Revolving line of credit outstanding
Debt Instrument [Line Items]
Gross amount of debt		3,550
Convertible notes (as converted to common stock)
Debt Instrument [Line Items]
Gross amount of debt		$ 3,000